Warrants Presented at Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of outstanding warrants classified as a liability

Outstanding	Exercise price		Issuance year	Exercisable through	Fair value

1,760,040		$1.50	2014	2019	$31	(*******)
120,000		$0.92(*)	2014	(*****)	29	(*******)
296,813		$1.50	2015	2020	16	(*******)
374,001		$1.50	2016	2021	187	Refer to Note 11b1
905,555		$0.17	2017	2022	35,802	Refer to Note 8c
333,333		$1.50	2017	2022	944	Refer to Note 11b7
53,333		$1.50	2017	2022	66	Refer to Note 11b3
50,000		$1.50	2017	2022	72	Refer to Note 8b
33,332		$1.50	2017	2022	133	Refer to Note 8c
33,332		$1.50	2017	2022	133	Refer to Note 8c
675,926	$	(**)	2017	2022	70,968	Refer to Note 3
11,111		$1.20	2017	2022	18	Refer to Note 11b9
300,000		$0.50	2018	2023	4,626	Refer to Note 11b8
1,659,971		$0.17	2018	2022	66,004	Refer to Note 8c
29,411,765		$0.27(***)	2018	2020(******)	346,721	Refer to Note 8f
41,176,471		(****)	(****)	(****)	143,279	Refer to Note 8f
6,617,647		$0.27(***)	2018	2020(******)	78,796	Refer to Note 8g
11,764,706		$0.27(***)	2018	2020(******)	151,858	Refer to Note 8h
1,411,765		$0.27(***)	2018	2024	$45,342	Refer to Note 8h

96,989,101					$945,025

(*)	Subject to changes as describe in the agreement.
(**)	Less than $0.01.
(***)	Subject to a mechanism described in the agreement but not less than $0.17, therefore, the outstanding amount were calculated based on an exercise price of $0.17, which result the maximum potential amount of warrants.
(****)	Since the actual number of warrants cannot be determined as of December 31, 2018, the outstanding amount were calculated based on an exercise price of $0.17, which result the maximum potential amount of warrants.
(*****)	M&A or qualified PO as described in the agreement.
(******)	Two years or an PO, the earlier.
(*******)	Issued in connection with the 2015 and 2014 financing rounds.